Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 15,565,965	$ 17,621,188
Less: accumulated depreciation	(6,220,313)	(6,374,373)
Property, plant and equipment, net	9,345,652	11,246,815
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	13,485,535	15,345,997
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	1,554,481	1,918,918
Furniture, fixture and electronic equipment [Memebr]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	158,333	179,667
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 367,616	$ 176,606